Revenues (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net revenues	$ 9,400,000	$ 1,700,000	$ 7,400,000	$ 9,400,000
Net revenues			1,009,141	1,112,003
Deferred revenue service	$ 3,742,145		$ 4,008,654	4,168,016
2024	36.00%		45.00%
2025	64.00%		55.00%
Deferred Revenue Recognized	$ 8,000,000.0		$ 9,000,000.0
Revenue
Short term deferred revenue	3,742,145		4,008,654	4,168,016
Deferred revenue carry forward	8,970,780		8,973,447	9,888,275
Long term deferred revenue	4,304,587		4,962,126	4,962,126
Net revenues	1,176,239		4,168,016	4,593,794
Deferred revenue service	$ 1,200,000		$ 4,900,000	$ 1,200,000